PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks 99.3%
Aerospace & Defense 0.5%
Textron, Inc.	6,400	$450,368
V2X, Inc.*	22,500	1,119,600
		1,569,968
Automobile Components 1.3%
Adient PLC*	112,100	1,418,065
American Axle & Manufacturing Holdings, Inc.*	382,200	1,460,004
Dana, Inc.	9,100	125,034
Standard Motor Products, Inc.	40,200	1,089,420
		4,092,523
Banks 18.2%
Ameris Bancorp	1,500	87,900
Associated Banc-Corp.	33,700	743,422
Axos Financial, Inc.*	40,900	2,596,332
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	32,600	1,309,868
Bank OZK	22,300	949,980
Bank7 Corp.	1,100	40,040
BankUnited, Inc.	79,000	2,584,090
BayCom Corp.	3,800	98,838
Business First Bancshares, Inc.	7,100	163,655
Byline Bancorp, Inc.	31,900	814,726
Cadence Bank(a)	49,000	1,433,740
Camden National Corp.	2,800	107,856
Carter Bankshares, Inc.*	29,300	448,583
Civista Bancshares, Inc.	48,800	1,098,488
CNB Financial Corp.	63,899	1,402,583
Colony Bankcorp, Inc.	33,300	516,816
Columbia Banking System, Inc.	35,100	786,942
Community Trust Bancorp, Inc.	11,066	541,791
ConnectOne Bancorp, Inc.	47,300	1,065,669
Customers Bancorp, Inc.*	52,200	2,610,000
Dime Community Bancshares, Inc.	17,900	459,851
Enterprise Financial Services Corp.	25,000	1,300,500
Financial Institutions, Inc.	17,427	442,471
First Bancorp	4,300	173,978
First BanCorp. (Puerto Rico)	20,600	404,584
First Bank	7,800	112,164
First Busey Corp.	53,600	1,114,344
First Business Financial Services, Inc.	6,000	288,840

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
First Financial Bancorp	105,551	$2,443,506
First Financial Corp.	18,759	926,695
First Internet Bancorp	2,800	59,528
First Merchants Corp.	22,800	812,592
First Mid Bancshares, Inc.	8,600	287,498
FS Bancorp, Inc.	2,400	93,840
Fulton Financial Corp.	81,000	1,351,080
Hancock Whitney Corp.	45,400	2,364,886
Hanmi Financial Corp.	86,778	1,984,613
Heritage Commerce Corp.	12,400	112,096
Home Bancorp, Inc.	900	45,306
Horizon Bancorp, Inc.	23,031	338,095
Independent Bank Corp.	2,700	159,543
Investar Holding Corp.	15,900	304,167
Mercantile Bank Corp.	4,000	169,240
Metropolitan Bank Holding Corp.*	5,600	346,808
Mid Penn Bancorp, Inc.	21,700	630,385
Midland States Bancorp, Inc.	63,200	1,028,896
Northeast Community Bancorp, Inc.	50,600	1,151,656
Northwest Bancshares, Inc.	76,000	938,600
OceanFirst Financial Corp.	16,600	274,896
OFG Bancorp (Puerto Rico)	43,800	1,723,530
Old Second Bancorp, Inc.	23,900	377,381
Origin Bancorp, Inc.	14,500	464,580
Parke Bancorp, Inc.	5,400	101,790
Pathward Financial, Inc.	6,500	515,905
PCB Bancorp	8,100	158,841
Peapack-Gladstone Financial Corp.	30,479	843,659
Peoples Bancorp, Inc.	65,900	1,911,759
RBB Bancorp	15,100	235,258
S&T Bancorp, Inc.	21,563	785,756
Shore Bancshares, Inc.	83,200	1,150,656
Sierra Bancorp	2,000	52,920
SmartFinancial, Inc.	6,800	206,856
Southern Missouri Bancorp, Inc.	800	42,120
SouthState Corp.	3,085	267,716
Third Coast Bancshares, Inc.*	57,900	1,725,420
TrustCo Bank Corp.	11,800	359,310
Trustmark Corp.	37,400	1,254,770
UMB Financial Corp.	2,500	236,425
Unity Bancorp, Inc.	12,500	517,500
Univest Financial Corp.	61,000	1,801,940

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Valley National Bancorp	144,400	$1,241,840
Veritex Holdings, Inc.	41,800	973,104
WaFd, Inc.	29,900	853,047
Zions Bancorp NA	16,700	750,999
		58,075,059
Biotechnology 4.0%
ADMA Biologics, Inc.*	21,800	518,840
Aurinia Pharmaceuticals, Inc. (Canada)*	45,900	378,216
BioCryst Pharmaceuticals, Inc.*	54,000	477,900
CareDx, Inc.*	54,100	913,208
Catalyst Pharmaceuticals, Inc.*	33,400	811,286
Cytokinetics, Inc.*	9,600	411,264
Design Therapeutics, Inc.*	54,200	263,412
Dynavax Technologies Corp.*	72,700	854,225
Entrada Therapeutics, Inc.*	21,300	194,469
Exelixis, Inc.*	20,800	814,320
iTeos Therapeutics, Inc.*	28,000	203,000
Kiniksa Pharmaceuticals International PLC*	36,500	984,405
MiMedx Group, Inc.*	109,000	749,920
Myriad Genetics, Inc.*	84,800	628,368
Natera, Inc.*	5,100	769,743
Organogenesis Holdings, Inc.*	185,600	911,296
Puma Biotechnology, Inc.*	274,500	872,910
Rigel Pharmaceuticals, Inc.*	42,100	823,476
United Therapeutics Corp.*	2,700	818,343
Veracyte, Inc.*(a)	12,300	375,150
		12,773,751
Building Products 0.7%
Masterbrand, Inc.*	115,700	1,405,755
Resideo Technologies, Inc.*	46,900	786,982
		2,192,737
Capital Markets 0.0%
Virtus Investment Partners, Inc.	800	122,872
Chemicals 0.7%
AdvanSix, Inc.	40,400	865,368

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Core Molding Technologies, Inc.*	26,100	$401,418
Mativ Holdings, Inc.	122,300	624,953
Rayonier Advanced Materials, Inc.*	82,700	352,302
		2,244,041
Commercial Services & Supplies 3.7%
ABM Industries, Inc.	6,900	336,306
ACCO Brands Corp.	67,641	261,094
BrightView Holdings, Inc.*	100,900	1,384,348
Cimpress PLC (Ireland)*	28,800	1,210,176
CoreCivic, Inc.*	108,000	2,445,120
Deluxe Corp.	36,400	531,440
Ennis, Inc.	12,700	227,965
Healthcare Services Group, Inc.*	11,700	166,257
Interface, Inc.	121,600	2,286,080
Pitney Bowes, Inc.	114,300	992,124
Steelcase, Inc. (Class A Stock)	185,100	1,836,192
Virco Mfg. Corp.	5,900	54,221
		11,731,323
Communications Equipment 0.5%
CommScope Holding Co., Inc.*	384,900	1,439,526
Construction & Engineering 1.9%
Concrete Pumping Holdings, Inc.	16,800	100,800
Fluor Corp.*	21,300	743,157
Matrix Service Co.*	14,500	168,200
Northwest Pipe Co.*	33,200	1,406,352
Primoris Services Corp.	31,100	1,865,067
Tutor Perini Corp.*	80,300	1,723,238
		6,006,814
Consumer Finance 2.1%
Bread Financial Holdings, Inc.	54,000	2,562,300
Enova International, Inc.*	16,100	1,477,819
Green Dot Corp. (Class A Stock)*	26,600	222,642
Navient Corp.	24,800	307,024
PRA Group, Inc.*	47,900	876,570

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
PROG Holdings, Inc.	47,400	$1,249,464
Regional Management Corp.	4,300	141,599
		6,837,418
Consumer Staples Distribution & Retail 1.9%
Andersons, Inc. (The)	23,500	886,185
Ingles Markets, Inc. (Class A Stock)	25,405	1,567,234
United Natural Foods, Inc.*	76,700	2,048,657
Village Super Market, Inc. (Class A Stock)	40,400	1,488,740
Weis Markets, Inc.	1,600	137,584
		6,128,400
Diversified Consumer Services 3.3%
ADT, Inc.	108,100	866,962
Adtalem Global Education, Inc.*	27,900	2,962,980
Carriage Services, Inc.	9,400	375,624
Graham Holdings Co. (Class B Stock)	2,000	1,840,100
H&R Block, Inc.	2,600	156,962
Laureate Education, Inc. (Class A Stock)*	101,900	2,045,133
Perdoceo Education Corp.	79,600	1,999,552
Strategic Education, Inc.	2,300	187,634
		10,434,947
Diversified REITs 0.7%
Alexander & Baldwin, Inc.	29,100	499,938
American Assets Trust, Inc.	72,900	1,365,417
Armada Hoffler Properties, Inc.	7,900	53,483
Empire State Realty Trust, Inc. (Class A Stock)	11,100	79,032
Global Net Lease, Inc.	22,800	172,140
		2,170,010
Diversified Telecommunication Services 0.4%
IDT Corp. (Class B Stock)	7,400	371,850
Liberty Global Ltd. (Belgium) (Class A Stock)*	57,800	632,910
Liberty Global Ltd. (Belgium) (Class C Stock)*	14,000	158,760
		1,163,520

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 1.4%
Hawaiian Electric Industries, Inc.*	55,000	$577,500
NRG Energy, Inc.	10,900	1,194,422
Portland General Electric Co.	63,800	2,687,256
		4,459,178
Electrical Equipment 0.6%
Allient, Inc.	7,700	164,395
EnerSys	19,800	1,714,680
		1,879,075
Electronic Equipment, Instruments & Components 3.4%
Benchmark Electronics, Inc.	55,000	1,789,150
Kimball Electronics, Inc.*	6,000	86,040
PC Connection, Inc.	18,600	1,153,944
Plexus Corp.*	11,800	1,444,674
Sanmina Corp.*	36,800	2,825,872
ScanSource, Inc.*	50,400	1,662,696
TTM Technologies, Inc.*	97,300	1,947,946
		10,910,322
Energy Equipment & Services 0.3%
Patterson-UTI Energy, Inc.	5,300	29,892
Ranger Energy Services, Inc. (Class A Stock)	90,800	1,006,972
		1,036,864
Entertainment 0.3%
Marcus Corp. (The)	53,600	874,216
Financial Services 2.8%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	22,400	857,920
Enact Holdings, Inc.	49,600	1,775,184
Jackson Financial, Inc. (Class A Stock)	40,400	3,147,564
MGIC Investment Corp.	25,400	632,714
NewtekOne, Inc.(a)	52,700	548,080
Radian Group, Inc.	42,366	1,353,170
StoneCo Ltd. (Brazil) (Class A Stock)*	34,100	479,446
		8,794,078

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Food Products 3.4%
Calavo Growers, Inc.	35,400	$977,748
Cal-Maine Foods, Inc.	25,000	2,334,250
Dole PLC	168,800	2,564,072
Fresh Del Monte Produce, Inc.	65,600	2,231,056
Mission Produce, Inc.*	117,100	1,226,623
Pilgrim’s Pride Corp.	11,200	611,296
Seneca Foods Corp. (Class A Stock)*	7,600	681,644
Smithfield Foods, Inc.	8,500	188,785
		10,815,474
Gas Utilities 1.8%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)(a)	51,200	1,916,928
Southwest Gas Holdings, Inc.	40,800	2,946,168
UGI Corp.	29,600	970,584
		5,833,680
Health Care Equipment & Supplies 0.8%
Bioventus, Inc. (Class A Stock)*	19,600	143,276
Embecta Corp.	130,200	1,587,138
ICU Medical, Inc.*	3,300	450,747
Inogen, Inc.*	25,000	178,250
Integra LifeSciences Holdings Corp.*	3,700	60,643
Omnicell, Inc.*	4,200	131,292
		2,551,346
Health Care Providers & Services 2.9%
AdaptHealth Corp.*	137,600	1,170,976
Ardent Health Partners, Inc.*	39,500	502,835
Aveanna Healthcare Holdings, Inc.*	31,200	143,832
Enhabit, Inc.*	19,800	158,202
National HealthCare Corp.	15,700	1,483,493
Option Care Health, Inc.*	74,000	2,390,940
Pediatrix Medical Group, Inc.*	114,800	1,478,624
Select Medical Holdings Corp.	5,400	98,496
Tenet Healthcare Corp.*	7,400	1,057,830
Universal Health Services, Inc. (Class B Stock)	5,300	938,471
		9,423,699

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Health Care REITs 0.2%
Global Medical REIT, Inc.	38,600	$298,764
LTC Properties, Inc.	4,900	175,763
Sabra Health Care REIT, Inc.	8,200	146,370
		620,897
Health Care Technology 0.1%
HealthStream, Inc.	9,300	312,759
Hotel & Resort REITs 2.0%
Apple Hospitality REIT, Inc.	12,800	150,656
Braemar Hotels & Resorts, Inc.	88,700	165,869
DiamondRock Hospitality Co.	252,100	1,850,414
Pebblebrook Hotel Trust(a)	48,000	434,400
RLJ Lodging Trust(a)	242,400	1,699,224
Summit Hotel Properties, Inc.	121,800	495,726
Xenia Hotels & Resorts, Inc.	157,900	1,686,372
		6,482,661
Hotels, Restaurants & Leisure 1.0%
Brinker International, Inc.*	7,700	1,034,110
Dine Brands Global, Inc.(a)	30,800	613,228
El Pollo Loco Holdings, Inc.*	176,600	1,651,210
		3,298,548
Household Durables 0.2%
Hamilton Beach Brands Holding Co. (Class A Stock)	5,300	104,940
Lifetime Brands, Inc.	10,500	38,220
Taylor Morrison Home Corp.*	6,400	367,040
		510,200
Household Products 0.1%
Central Garden & Pet Co. (Class A Stock)*	14,700	434,679
Independent Power & Renewable Electricity Producers 0.2%
Clearway Energy, Inc. (Class C Stock)	22,300	654,282

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Industrial REITs 0.2%
Industrial Logistics Properties Trust	157,200	$411,864
Plymouth Industrial REIT, Inc.	21,300	316,731
		728,595
Insurance 5.2%
Axis Capital Holdings Ltd.	3,500	337,120
CNO Financial Group, Inc.	83,900	3,183,166
Employers Holdings, Inc.	15,800	767,722
Fidelis Insurance Holdings Ltd. (United Kingdom)	128,000	2,092,800
Genworth Financial, Inc. (Class A Stock)*	256,500	1,759,590
Greenlight Capital Re Ltd. (Class A Stock)*	13,000	170,495
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	114,500	2,118,250
Heritage Insurance Holdings, Inc.*	65,400	1,236,060
Horace Mann Educators Corp.	2,200	91,388
Lincoln National Corp.	3,300	105,171
Mercury General Corp.	21,100	1,169,362
ProAssurance Corp.*	23,300	540,793
SiriusPoint Ltd. (Sweden)*	135,900	2,283,120
United Fire Group, Inc.	2,700	74,709
Universal Insurance Holdings, Inc.	31,800	770,832
		16,700,578
Interactive Media & Services 0.1%
Outbrain, Inc.*	111,800	395,772
IT Services 0.8%
ASGN, Inc.*	22,600	1,138,588
DXC Technology Co.*	47,500	737,200
Hackett Group, Inc. (The)	27,800	710,012
Information Services Group, Inc.	22,600	87,688
		2,673,488
Life Sciences Tools & Services 0.2%
Bio-Techne Corp.	14,300	720,005
Machinery 2.3%
Allison Transmission Holdings, Inc.	7,900	728,696
Eastern Co. (The)	1,500	31,485
Greenbrier Cos., Inc. (The)	35,200	1,493,184

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
L.B. Foster Co. (Class A Stock)*	2,000	$39,940
Lindsay Corp.	8,800	1,135,728
Oshkosh Corp.	8,800	737,088
Park-Ohio Holdings Corp.	2,500	49,775
REV Group, Inc.(a)	44,100	1,442,070
Trinity Industries, Inc.	20,600	517,060
Twin Disc, Inc.	6,000	44,040
Worthington Enterprises, Inc.	21,800	1,103,734
		7,322,800
Marine Transportation 1.5%
Costamare, Inc. (Monaco)	186,400	1,739,112
Matson, Inc.	22,600	2,465,434
Pangaea Logistics Solutions Ltd.	145,800	587,574
		4,792,120
Media 2.1%
Advantage Solutions, Inc.*	134,500	180,230
Cable One, Inc.	3,000	801,810
EW Scripps Co. (The) (Class A Stock)*	172,400	346,524
Gray Media, Inc.	485,800	1,627,430
Nexstar Media Group, Inc.(a)	5,200	778,232
TEGNA, Inc.	183,700	2,981,451
		6,715,677
Metals & Mining 0.7%
Alpha Metallurgical Resources, Inc.*	900	109,215
Commercial Metals Co.	1,500	66,810
Olympic Steel, Inc.	4,900	158,025
SunCoke Energy, Inc.	209,300	1,896,258
		2,230,308
Mortgage Real Estate Investment Trusts (REITs) 1.5%
Advanced Flower Capital, Inc.(a)	54,800	301,948
AG Mortgage Investment Trust, Inc.	120,500	786,865
Chimera Investment Corp.	62,333	769,189
Nexpoint Real Estate Finance, Inc.	7,000	102,410
PennyMac Mortgage Investment Trust(a)	36,300	466,092

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
TPG RE Finance Trust, Inc.	72,200	$551,608
Two Harbors Investment Corp.(a)	161,400	1,915,818
		4,893,930
Multi-Utilities 2.1%
Avista Corp.	64,800	2,687,256
Black Hills Corp.	13,600	828,240
Northwestern Energy Group, Inc.	57,100	3,324,933
		6,840,429
Office REITs 1.0%
City Office REIT, Inc.	96,400	489,712
COPT Defense Properties	34,200	892,962
Douglas Emmett, Inc.	30,100	416,283
Paramount Group, Inc.	196,800	844,272
Piedmont Office Realty Trust, Inc. (Class A Stock)	93,700	553,767
		3,196,996
Oil, Gas & Consumable Fuels 2.5%
Amplify Energy Corp.*	21,100	54,860
Berry Corp.	357,000	885,360
Murphy Oil Corp.	69,500	1,426,835
Peabody Energy Corp.(a)	86,800	1,071,112
Teekay Corp. Ltd. (Bermuda)	339,900	2,450,679
Teekay Tankers Ltd. (Canada) (Class A Stock)	16,200	689,634
World Kinect Corp.	56,500	1,417,585
		7,996,065
Passenger Airlines 1.4%
Allegiant Travel Co.	25,800	1,210,794
SkyWest, Inc.*	24,968	2,226,397
Sun Country Airlines Holdings, Inc.*	119,300	1,169,140
		4,606,331
Personal Care Products 1.0%
Herbalife Ltd.*	209,900	1,511,280

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Personal Care Products (cont’d.)
Nu Skin Enterprises, Inc. (Class A Stock)	239,000	$1,512,870
USANA Health Sciences, Inc.*	9,600	269,664
		3,293,814
Pharmaceuticals 3.8%
Amneal Pharmaceuticals, Inc.*	262,500	2,010,750
Harmony Biosciences Holdings, Inc.*	14,900	439,103
Innoviva, Inc.*	123,400	2,306,346
Jazz Pharmaceuticals PLC*	7,500	877,200
Phibro Animal Health Corp. (Class A Stock)	86,100	1,602,321
Prestige Consumer Healthcare, Inc.*	41,700	3,387,291
Supernus Pharmaceuticals, Inc.*	43,900	1,425,872
		12,048,883
Professional Services 0.9%
Conduent, Inc.*	348,900	736,179
Heidrick & Struggles International, Inc.	11,800	460,436
IBEX Holdings Ltd.*	67,900	1,700,216
		2,896,831
Real Estate Management & Development 1.0%
Cushman & Wakefield PLC*	58,400	547,208
Jones Lang LaSalle, Inc.*	2,600	591,266
Newmark Group, Inc. (Class A Stock)	83,800	920,962
RE/MAX Holdings, Inc. (Class A Stock)*	163,500	1,250,775
		3,310,211
Retail REITs 0.1%
CBL & Associates Properties, Inc.	13,100	307,457
Semiconductors & Semiconductor Equipment 0.7%
ACM Research, Inc. (Class A Stock)*	28,400	552,948
Cirrus Logic, Inc.*	3,000	288,120
Photronics, Inc.*(a)	68,300	1,247,841
		2,088,909
Software 3.1%
ACI Worldwide, Inc.*	18,000	960,480

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Adeia, Inc.	21,000	$258,510
Consensus Cloud Solutions, Inc.*	75,900	1,507,374
EverCommerce, Inc.*	10,700	104,432
I3 Verticals, Inc. (Class A Stock)*	3,900	97,968
NCR Voyix Corp.*	19,800	169,686
Olo, Inc. (Class A Stock)*	286,600	1,776,920
OneSpan, Inc.	117,700	1,750,199
Ooma, Inc.*	116,700	1,427,241
Teradata Corp.*	10,600	227,900
Verint Systems, Inc.*	84,000	1,481,760
		9,762,470
Specialized REITs 1.8%
EPR Properties	5,800	287,042
National Storage Affiliates Trust	18,100	673,320
Outfront Media, Inc.(a)	135,419	2,048,890
Rayonier, Inc.	7,800	190,788
Safehold, Inc.	33,795	532,271
Uniti Group, Inc.	395,900	1,947,828
		5,680,139
Specialty Retail 0.3%
Sally Beauty Holdings, Inc.*	56,800	462,352
Sonic Automotive, Inc. (Class A Stock)	3,700	224,664
Urban Outfitters, Inc.*(a)	6,300	332,514
		1,019,530
Technology Hardware, Storage & Peripherals 0.6%
Eastman Kodak Co.*	65,100	409,479
Immersion Corp.	225,700	1,631,811
		2,041,290
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.*(a)	8,600	829,212
G-III Apparel Group Ltd.*	82,200	2,073,084
Rocky Brands, Inc.	26,900	575,391
		3,477,687

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Tobacco 0.2%
Universal Corp.	11,300	$658,451
Trading Companies & Distributors 1.7%
BlueLinx Holdings, Inc.*	6,200	403,868
DNOW, Inc.*	133,600	2,120,232
DXP Enterprises, Inc.*	13,200	1,167,672
MRC Global, Inc.*	58,000	675,700
Rush Enterprises, Inc. (Class A Stock)	17,800	907,622
		5,275,094

Total Common Stocks (cost $337,978,462)		317,548,727
Unaffiliated Exchange-Traded Fund 0.4%
iShares Russell 2000 Value ETF(a) (cost $1,281,377)	8,800	1,274,240

Total Long-Term Investments (cost $339,259,839)		318,822,967

Short-Term Investments 5.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	1,128,634	1,128,634
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $15,112,491; includes $15,058,347 of cash collateral for securities on loan)(b)(wb)	15,124,174	15,113,587

Total Short-Term Investments (cost $16,241,125)		16,242,221

TOTAL INVESTMENTS 104.8% (cost $355,500,964)		335,065,188
Liabilities in excess of other assets (4.8)%		(15,394,671)

Net Assets 100.0%		$319,670,517

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,609,501; cash collateral of $15,058,347 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Quant Solutions Small-Cap Value Fund